The Company and Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	Dec. 31, 2023
Minimum
The Company and Summary of Significant Accounting Policies
Estimated useful lives of plant and equipment	3 years
Maximum
The Company and Summary of Significant Accounting Policies
Estimated useful lives of plant and equipment	7 years